Goodwill and Other Identifiable Intangible Assets - Changes in Carrying Amount of Goodwill by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 2,273,918	$ 2,066,044
Acquisitions/Divestitures	2,822,690	466,182
Foreign Currency Translation/Other	14,344	(258,308)
Ending Balance	5,110,952	2,273,918
Water & Fluid Solutions
Goodwill [Line Items]
Beginning Balance	1,994,781	1,784,100
Acquisitions/Divestitures	429,506	466,182
Foreign Currency Translation/Other	13,420	(255,501)
Ending Balance	2,437,707	1,994,781
Valves & Controls
Goodwill [Line Items]
Beginning Balance	0
Acquisitions/Divestitures	1,511,616
Foreign Currency Translation/Other	0
Ending Balance	1,511,616
Technical Solutions
Goodwill [Line Items]
Beginning Balance	279,137	281,944
Acquisitions/Divestitures	881,568
Foreign Currency Translation/Other	924	(2,807)
Ending Balance	$ 1,161,629	$ 279,137